Stock-based Compensation (Schedule of Restricted Stock Unit Activity) (Details) (Restricted Stock Units [Member], USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units [Member]
Restricted Stock Units
Outstanding	2,940,133	2,550,000	2,550,000	950,000
Awarded at fair value	686,667	100,000	390,133	1,600,000
Canceled/Forfeited
Settled by issuance of stock	(258,553)
Outstanding	3,368,247		2,940,133	2,550,000
Vested	3,368,247		2,940,133
Weighted Average Grant Date Fair Value
Outstanding	$ 1.11	$ 1.25	$ 1.25	$ 1.61
Awarded at fair value	$ 0.08		$ 0.17	$ 1.04
Canceled/Forfeited
Settled by issuance of stock	$ 0.82
Outstanding	$ 0.92		$ 1.11	$ 1.25
Vested	$ 0.92		$ 1.11